Long-term Debt and Other Long-Term Liabilities - Summary of Detailed Information About Borrowings (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 8,422	$ 10,330
Less: current portion	(1,557)	(1,691)
Long-term debt	6,865	8,639
Annual Interest Rate 4.9% Mortgage Payable Due August 1, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,777	3,210
Annual Interest Rate of 5.3% Mortgage Payable Due December 1, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	1,089	1,345
Annual Interest Rate of 4.8% Mortgage Payable Due December 1, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,648	2,994
Term Loan 10% Due October 1, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	1,564	1,724
Interest Rate 5.9%-17.1% Finance Lease
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 344	$ 1,057